RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES

A.	Transactions and balances with related parties

	Nine months ended September 30,
	2024	2023
General and administrative expenses:
Directors’ compensation	273,874	317,502
Salaries and fees to officers	518,379	798,663
	(*) 792,253	(*) 1,116,165

(*) of which share based compensation	175,680	497,905

Research and development expenses:
Salaries and fees to officers	-	33,417

Selling and marketing expenses:
Salaries and fees to officers	-	33,417

B.	Balances with related parties and officers:

	As of September 30,	As of December 31,
	2024	2023

Other accounts payables	86,669	139,117

	Year ended December 31
	2023	2022

General and administrative expenses:
Directors compensation	716,456	419,057
Salaries and fees to officers	1,154,824	665,982
General and administrative expenses net	(*)1,871,280	(*)1,085,039

(*) of which share based compensation	987,962	124,508

Research and development expenses:
Salaries and fees to officers	33,417	( *)276,738

(*) of which share based compensation	-	3,024

Selling and marketing expenses:
Salaries and fees to officers	33,417	( *)169,013

(*) of which share based compensation	-	3,024

B. Balances with related parties and officers:

Other accounts payables	139,117	103,497